CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows

	As of December 31,
	2020	2021

Cash	16,259,457	9,968,109
Restricted cash - current assets	86,829	2,014,304
Restricted cash - non-current assets	146,643	43,954

Total cash and restricted cash shown in the consolidated statements of cash flows	16,492,929	12,026,367